UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number:
This amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     GEORGICA ADVISORS, L.L.C.
Address:

13 File Number: 28-6720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Reiss Jr.
Title: Chairman
Phone:
Signature, Place and Date of Signing:

The report filed with the name Aspen Advisors was filed under the wrong CIK#. Pls use this report as a restatement for Georgica CIK# 1055976. Georgica Advisors should not have filed a 13F Report for Qtr1 of 2004.

Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[x ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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